Annual Fund Operating Expenses - New York Bond Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver/Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver/Reimbursement from Adviser	(0.16%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver/Reimbursement from Adviser	(0.07%)
Total Annual Fund Operating Expenses after Reimbursement